Average Annual Total Returns - SA Mid Cap Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.20%	9.55%	Feb. 06, 2017	12.89%	9.27%	Feb. 06, 2017	13.66%	9.82%